Reporting Entity	12 Months Ended
Dec. 31, 2021
Reporting Entity [Abstract]
Reporting Entity
1 .	REPORTING ENTITY
Wallbox N.V. (the “Company” or “Wallbox”) was incorporated as a Dutch private limited liability company under the name Wallbox B.V. on
7 June 2021
, and then converted into a Dutch public limited liability company. It is registered in the Commercial Registry of the Netherlands Chamber of Commerce under number 83012559.
Its headquarter is in Amsterdam, the Netherlands, and the mailing and business address of its principal executive office is Carrer del Foc 68, 08038 Barcelona, Spain.
These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”). The Group is primarily involved in development, manufacture and retail innovative solutions for charging electric vehicles. Further information about the Group’s business activities, reportable segments and related party relationships is included in Note 19 on Revenue, Note 7 on Segment reporting and Note 25 on Related party transactions, respectively.
Wallbox is the Parent of the Group. The Group’s principal subsidiaries at 31 December 2021, 2020 and 2019 are set out in Note 28. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The Group also has investments in a joint venture (see Notes 12 and 25). Reference is made to Note 2 and Note 3 for further disclosure on why the consolidated financial statements of Wallbox N.V. include comparative information despite only being incorporated on 7 June 2021.
Wallbox is listed on the New York Stock Exchange with the ticker WBX.